Financial Instruments and Fair Value Disclosures	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial Instruments and Fair Value Disclosures
31.	Financial instruments and fair value disclosures

The Company’s activities expose it to a variety of financial risks, including market risk (i.e., foreign currency risk and interest rate risk), credit risk and liquidity risk

(a) Market risk

Market risk is defined as the risk that the fair value or future cash flows of a financial instrument held by the Company will fluctuate because of changes in market prices. The Company faces market risk from the impact of changes in foreign currency exchange rates, changes in interest rates, and changes in market prices due to other factors including changes in equity prices. Financial instruments held by the Company that are subject to market risk include cash and cash equivalents and marketable securities, investments in other financial assets, and variable-rate debt.

(i)	Foreign currency risk

Foreign currency risk is defined for these purposes as the risk that the fair value of a financial instrument held by the Company will fluctuate because of changes in foreign currency rates. The Company has exposure to the U.S. dollar, Euro, Danish Krone, and certain other currencies through its investments in foreign operations. Consequently, fluctuations in the Canadian dollar exchange rate against these currencies increase the volatility of net income and other comprehensive income.

The Company is mainly exposed to the U.S. dollar and a 10% increase or decrease in the U.S. dollar against the Canadian dollar on assets and liabilities would result in an decrease or increase of approximately $1,548 and $291,469 in net loss and comprehensive loss, respectively, for the year ended March 31, 2019. At March 31, 2019, the Company has not entered into any hedging agreements or purchased any financial instruments to hedge its foreign currency risk.

(ii)	Interest rate risk

Interest rate risk is defined for these purposes as the risk that the fair value or future cash flows of a financial instrument held by the Company will fluctuate because of changes in interest rates. The Company’s financial liabilities consist primarily of long-term fixed rate debt or floating-rate debt. Fluctuations in interest rates could impact the Company’s cash flows, primarily with respect to the interest payable on the Company’s variable rate debt, which consists of certain borrowings with a total principal value of $97,471 (March 31, 2018 - $nil).

The Company may invest surplus cash in highly liquid investments with short terms to maturity that would accumulate interest at prevailing rates for such investments. As at March 31, 2019, the Company’s short-term investments and marketable securities consist of $2,821,512 (March 31, 2018 - $65,395) in guaranteed investment certificates which have fixed rates of interest.

(iii)	Other market risk

The Company holds other financial assets and liabilities in the form of investments in shares, warrants, options and put liabilities that are measured at FVTPL and FVOCI. The Company is exposed to price risk on these financial assets, which is the risk of variability in fair value due to movements in equity or market prices. Information regarding the fair value of financial instrument assets and liabilities that are measured at fair value on a recurring basis, and the relationship between the unobservable inputs used in the valuation of these financial assets and their fair value is presented in part (d) of this Note.

(b) Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Company’s accounts receivable. The Company is exposed to credit-related losses in the event of non-performance by the counterparties.

The Company provides credit to its customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. The Company has limited risk due to the fact that the majority of recreational cannabis sales are transacted with Canadian provincial/territorial agencies, and the majority of medical cannabis and other sales are transacted with credit cards.

The carrying amount of cash and cash equivalents, marketable securities, short-term restricted investments and amounts receivable represents the maximum exposure to credit risk and at March 31, 2019, this amounted to $4,643,369 (2018 - $344,649). Since the inception of the Company, no losses have been suffered in relation to cash held by its banking institutions.

As at March 31, 2019, 89% of the Company’s accounts receivable are considered current (March 31, 2018 – 96%). The Company’s accounts receivable are primarily driven by sales to government agencies. At March 31, 2019, accounts receivable from government agencies accounted for 72% of trade accounts receivable (March 31, 2018 - 19%).

(c) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages its liquidity risk by reviewing on an ongoing basis its capital requirements. Liquidity risk is mitigated by the Company’s cash and cash equivalents and marketable securities balances, which were $2,480,830 and $2,034,133, respectively, at March 31, 2019 ($322,560 and $nil at March 31, 2018). The Company also ensures that it has access to public capital markets and during the year ended March 31, 2019, the Company completed several equity financings for gross cash proceeds of $5,072,500 (for the year ended March 31, 2018 - $470,670).

In addition to the commitments disclosed in Note 29, the Company is obligated to the following contractual maturities of undiscounted cash flows:

	Carrying	Contractual			Years 4
	amount	cash flows	Year 1	Years 2 -3	and onwards

Accounts payable and accrued liabilities	$226,533	$226,533	$226,533	$-	$-
Long-term debt	945,975	833,722	44,101	149,799	639,822

Total	$1,172,508	$1,060,255	$270,634	$149,799	$639,822

(d) Fair value of financial instrument assets and liabilities that are measured at fair value on a recurring basis

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether the price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

Fair value measurements are classified using a fair value hierarchy that reflects the significance and transparency of the inputs used in making the measurements. The fair value hierarchy has the following levels:

Level 1 – inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – inputs, other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices); and

Level 3 - inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value hierarchy requires the use of observable market inputs whenever such inputs exist.

The following table summarizes the valuation techniques and key inputs used in the fair value measurement of significant level 2 financial instruments:

Financial asset / financial liability	Valuation techniques	Key inputs
TerrAscend warrants	Black-Scholes option pricing model	Quoted prices in active market
AusCann options	Black-Scholes option pricing model	Quoted prices in active market
Convertible senior note	Convertible note pricing model	Quoted prices in over-the-counter broker market

The following table summarizes the valuation techniques and significant unobservable inputs in the fair value measurement of significant level 3 financial instruments:

Financial asset / financial liability	Valuation techniques	Significant unobservable inputs	Relationship of unobservable inputs to fair value
TerrAscend exchangeable shares	Put option pricing model	Probability and timing of US legalization	Increase or decrease in probability of US legalization will result in an increase or decrease in fair value
HydRx shares	Market approach	Share price	Increase or decrease in share price will result in an increase or decrease in fair value
Agripharm repayable debenture	Discounted cash flow	Discount rate	Increase or decrease in discount rate will result in a decrease or increase in fair value
		Future royalties	Increase in future royalties to be paid will result in an increase in fair value
SLANG warrants	Black-Scholes option pricing model	Probability and timing of US legalization	Increase or decrease in probability of US legalization will result in an increase or decrease in fair value
BC Tweed and Vert Mirabel Put liabilities	Discounted cash flow	Discount rate	Increase or decrease in discount rate will result in a decrease or increase in fair value
		Future wholesale price and production levels	Increase in future wholesale price and production levels will result in an increase in fair value

During the years ended March 31, 2019 and March 31, 2018, there were no transfers of amounts between levels.

(e) Fair value of financial instrument assets and liabilities that are not measured at fair value but fair value disclosures are required

The carrying values of cash and cash equivalents, marketable securities, and accounts payable and accrued liabilities approximate their fair values due to their short-term to maturity.